SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION OF OPERATING LEASE (Details)	Mar. 31, 2025
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	5.25%
Weight average remaining lease term (years)	8 months 19 days